S000089994 [Member] Investment Strategy - Russell Investments Global Infrastructure ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in securities issued by companies that are engaged in the infrastructure business. A company is considered to be engaged in the infrastructure business if it is included in one of the following Global Industry Classification Standard (“GICS”) sub-industries: Airport Services, Cable & Satellite, Construction & Engineering, Data Center REITs, Electric Utilities, Environmental & Facilities Services, Gas Utilities, Health Care REITs, Highways & Railtracks, Independent Power Producers & Energy Traders, Industrial Conglomerates, Industrial REITs, Integrated Telecommunication Services, Internet Services & Infrastructure, Marine Ports & Services, Multi-Utilities, Oil & Gas Exploration & Production, Oil & Gas Storage & Transportation, Rail Transportation, Real Estate Development, Renewable Electricity, Telecom Tower REITs or Water Utilities. Generally, infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Companies in the infrastructure business are involved in, among other things, (1) the generation, transmission and distribution of electric energy; (2) the storage, transportation and distribution of natural resources, such as natural gas, used to produce energy; (3) alternative energy sources; (4) transportation services, including the building, operation and maintenance of highways, toll roads, tunnels, bridges and parking lots, airports and ports, railroads and mass transit systems; (5) telecommunications equipment and services, including wireless and cable networks, towers; (6) water treatment and distribution; and (7) other public services such as health care and education. Infrastructure companies also include energy-related companies organized as master limited partnerships (“MLPs”) and their affiliates.  The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. The Fund principally invests in equity securities, including common stocks, of infrastructure companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. The Fund may invest a significant portion of its assets in non-U.S. securities, including emerging markets securities. The Fund considers emerging market countries to include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Iceland, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Fund may invest in large, medium or small capitalization companies. In determining if a security is economically tied to a non-U.S. country, the Fund generally looks to the “country of risk” of the issuer as determined by a third party such as Bloomberg L.P.
The Fund is advised by Russell Investment Management, LLC (“RIM”) and multiple money managers unaffiliated with RIM pursuant to a multi-manager approach. RIM provides all portfolio management services for the Fund and may change a Fund's allocation to the money managers investment strategies at any time. The Fund's money managers have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations.
RIM manages the Fund by investing in a portfolio of equity securities determined via qualitative analysis and a quantitative model-based optimization process applied to an initial composite of the model portfolios provided by money managers. Money managers may employ a fundamental investment approach, a quantitative investment approach or a combination of both. RIM constructs an initial composite portfolio of securities that represents the aggregation of the money manager model portfolios based upon RIM’s allocation to each money manager’s strategy and adjusting each security’s active weight (i.e., the difference between the Fund’s allocation to the security versus the Fund benchmark’s allocation to the security) for risk control purposes. RIM then utilizes a quantitative model-based optimization process and qualitative analysis of desired Fund level exposures (such as momentum, quality, capitalization size, lower volatility, growth, industry, sector, country or region) to assess the characteristics of the initial money manager model portfolio composite and identify a portfolio of securities that provides the desired exposures, constrains portfolio turnover, meets minimum holding size requirements and reduces the number of securities in the optimized composite portfolio based on a specified target number of holdings for the Fund while further taking into consideration security level weightings. This optimization process involves an analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs to estimate optimal portfolio positioning.
The Fund usually, but not always, pursues a strategy of being fully invested by exposing all or a portion of any cash held to the performance of broad global equity markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may purchase and sell futures and forwards contracts (1) as a substitute for holding securities directly, (2) to manage country and currency exposure, (3) for hedging purposes or (4) to facilitate the implementation of its investment strategy. The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts or currency futures contracts. The Fund may enter into spot and forward currency contracts to facilitate settlement of securities transactions.  The Fund may invest in securities of non-U.S. issuers by purchasing American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.